CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (2,523)	$ (2,164)	$ (3,262)	$ (2,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	7	6	9	91
Amortization of other assets	162	90	142	0
Noncash stock-based compensation, including stock options and restricted stock	401	335	443	256
Noncash warrant inducement	14	0
Inventory reserve	5	0	82	200
Amortization of debt issuance costs			0	40
Noncash interest			0	12
Gain on disposal of property and equipment			(55)
Gain/(loss) on foreign currency transactions	17	(3)	7	0
Gain on sale of equipment	(3)	0
(Increase) decrease in operating assets:
Accounts receivable	831	852	1,006	(832)
Inventory	16	(47)	(147)	295
Prepaid expenses and other current assets	71	65	4	76
Long-term receivable			0	(778)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(45)	286	904	(357)
License and supply agreement fee payable	(1,318)	0
Deferred revenue	(535)	(509)	(680)	2,061
Net cash used in operating activities	(2,900)	(1,089)	(1,547)	(1,296)
Investing activities:
Purchase of property and equipment		(7)	(8)	0
Purchase of intangible assets	0	(659)	(659)	0
Proceeds from sale of equipment	3	0	55
Net cash provided by (used in) investing activities	3	(666)	(612)	0
Financing activities:
Repayment of debt			0	(500)
Payment of financing costs			0	(140)
Proceeds from exercise of warrants	248	451	503	174
Proceeds from issuance of Senior Secured Note	1,300	0
Proceeds from issuance of common stock, net of equity issuance costs of $229	2,771	0	0	3,189
Payment of Senior Secured Note	(1,300)	0
Net cash provided by financing activities	3,019	451	503	2,723
Effect of exchange rates on cash and cash equivalents	(1)	1	34	2
Net increase (decrease) in cash	121	(1,303)	(1,622)	1,429
Cash, beginning of period	47	1,669	1,669	240
Cash, end of period	168	366	47	1,669
Supplemental disclosure of cash flow information
Cash paid for taxes	2	18	18	5
Restricted stock issued to settle liability	116	0
Payable related to license and supply agreement	0	1,266	1,318	0
Receivable related to license agreement	0	771	791	0
Fair value of stock options granted to Medica	$ 0	$ 273	$ 273	$ 0